CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 126,936	¥ 124,737
Ordinary shares:
Treasury shares	14,331,000	0
Class A ordinary shares
Ordinary shares:
Shares authorized	470,000,000	470,000,000
Shares issued	175,668,586	167,901,880
Shares outstanding	161,337,586	167,901,880
Class B ordinary shares
Ordinary shares:
Shares authorized	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738
VIE
Accounts receivable, allowance for doubtful accounts | ¥	¥ 126,936	¥ 124,737